ACQUISTION AND DIVESTITURE ACTIVITY - ACQUISITION ACTIVITY (Details) $ in Millions				1 Months Ended				3 Months Ended								12 Months Ended
	Dec. 14, 2016 USD ($) MW	Oct. 13, 2016 USD ($)	Sep. 26, 2016 USD ($)	Sep. 30, 2016 USD ($)	Jul. 31, 2016 USD ($) MW	Mar. 31, 2015 USD ($) MW	May 31, 2014 USD ($) facility MW	Dec. 31, 2016 USD ($)	Sep. 30, 2016 USD ($)	Jun. 30, 2016 USD ($)	Mar. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Sep. 30, 2015 USD ($)	Jun. 30, 2015 USD ($)	Mar. 31, 2015 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Sep. 25, 2016
Business Acquisition [Line Items]
Cash paid, net of cash and cash equivalents acquired																$ (1,410)	$ (3)	$ 0
Revenues																10,183	10,231	11,035
Earnings/Income attributable to common shares								$ 379	$ 622	$ 16	$ 353	$ 369	$ 248	$ 295	$ 437	1,370	1,349	1,161
Proceeds from issuance of common stock																51	52	$ 56
Restricted cash								$ 76				$ 47				76	47
IEnova [Member]
Business Acquisition [Line Items]
Cash consideration (fair value of total consideration)		$ 351
Ventika [Member] | IEnova [Member]
Business Acquisition [Line Items]
Cash consideration (fair value of total consideration)		$ 50
Sempra Mexico [Member] | Ramones Norte Pipeline [Member] | IEnova [Member]
Business Acquisition [Line Items]
Ownership percentage in equity method investee			25.00%
Sempra Mexico [Member] | Ductos Energéticos del Norte [Member] | IEnova [Member]
Business Acquisition [Line Items]
Ownership percentage in consolidated entity			50.00%
Sempra Mexico [Member] | GdC [Member]
Business Acquisition [Line Items]
Cash consideration (fair value of total consideration)			$ 1,144
Cash and cash equivalents			$ 66
Sempra Mexico [Member] | GdC [Member] | IEnova [Member]
Business Acquisition [Line Items]
Acquired percentage interest			50.00%	50.00%					50.00%
Cash consideration (fair value of total consideration)			$ 1,144
Cash and cash equivalents			66
Debt assumed			$ 364
Ownership percentage in consolidated entity			100.00%
Ownership percentage before acquisition																			50.00%
Cash paid, net of cash and cash equivalents acquired			$ 1,078
Proceeds from debt issued			$ 1,150
Gain on acquisition of remaining voting rights				$ 617												617
Gain on acquisition of remaining voting rights, net of tax				$ 432												432
Acquisition costs																4	$ 1
Revenues																82
Earnings/Income attributable to common shares																33
Sempra Mexico [Member] | Ventika [Member]
Business Acquisition [Line Items]
Cash consideration (fair value of total consideration)	$ 310
Cash and cash equivalents	$ 0
Sempra Mexico [Member] | Ventika [Member] | IEnova [Member]
Business Acquisition [Line Items]
Acquired percentage interest	100.00%
Debt assumed	$ 610
Proceeds from debt issued	250
Cash	10
Acquisition costs																1
Revenues																4
Earnings/Income attributable to common shares																$ 3
Consideration transferred	$ 310
Generating capacity (in mw) | MW	252
Power purchase agreement term	20 years
Proceeds from issuance of common stock	$ 50
Restricted cash	$ 68
Sempra Mexico [Member] | Ventika [Member] | IEnova [Member] | Renewable energy and consumption permit [Member]
Business Acquisition [Line Items]
Finite-Lived Intangible Asset, Useful Life	20 years
Sempra Renewables [Member] | Huron County, Michigan [Member]
Business Acquisition [Line Items]
Cash consideration (fair value of total consideration)					$ 22
Ownership percentage in consolidated entity					100.00%
Generating capacity (in mw) | MW					100
Power purchase agreement term					15 years
Sempra Renewables [Member] | Stearns County, Minnesota [Member]
Business Acquisition [Line Items]
Ownership percentage in consolidated entity						100.00%
Consideration transferred						$ 8
Generating capacity (in mw) | MW						78
Power purchase agreement term						20 years
Sempra Renewables [Member] | California Solar Partnership [Member]
Business Acquisition [Line Items]
Ownership percentage in consolidated entity							50.00%
Consideration transferred							$ 121
Generating capacity (in mw) | MW							110
Number of facilities acquired | facility							4